Fixed assets - Information on telecommunications licenses - Licenses (Details)	Dec. 31, 2019 item
FRANCE | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	4
FRANCE | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	2
FRANCE | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
SPAIN | Five G licenses [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	(2)
SPAIN | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	3
SPAIN | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
SPAIN | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	2
POLAND | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	3
POLAND | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	2
POLAND | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	2
EGYPT | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
EGYPT | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
EGYPT | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	2
MOROCCO | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
MOROCCO | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
MOROCCO | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
ROMANIA | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
ROMANIA | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
ROMANIA | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
JORDAN | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
JORDAN | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	3
JORDAN | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
BELGIUM | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	2
BELGIUM | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
BELGIUM | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1